Employee Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 31, 2022 CAD ($)
Disclosure Of Employee Benefit Expenses [line items]
Rate of increase for health care cost in next twelve month	4.93%
Rate of increase for health care cost in fiscal year 2034	3.33%
Rate of increase for health care cost remaining	3.33%
Rate of decrease for health care cost duration	12 years
Non adjusting event [member]
Disclosure Of Employee Benefit Expenses [line items]
Expected contribution to defined benefit pension plans	$ 12.8
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations	50.00%
Weighted average duration of defined benefit obligation	16 years
Defined benefit obligation expected duration	16 years
Austria [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations	50.00%
Weighted average duration of defined benefit obligation	14 years
Defined benefit obligation expected duration	15 years
Remaining liabilities of defined benefit plan	$ 0.4